COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in the liability for product warranties
Balance, beginning of year	$ 7,362	$ 5,951
Provisions	4,214	4,180
Expenditures	(3,939)	(2,769)
Balance, end of year	$ 7,637	$ 7,362